Share Buyback Programme - Additional Information (Detail) - EUR (€) € in Millions, shares in Millions		12 Months Ended
	Nov. 06, 2017	Dec. 31, 2017
Equity [Abstract]
Share buyback programme amount	€ 5,000
Number of shares repurchased		101,942,383
Cash consideration		€ 5,014